STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($) $ in Thousands	Common Stock	Retained Earnings / (Accumulated Deficit)	Total
Balance at Dec. 31, 2017	$ 0	$ (8,043)
Balance (in shares) at Dec. 31, 2017	100
Net income (loss)	$ 0	7,159	$ 7,159
Dividend to Parent	0	(8,396)	(8,400)
Balance at Dec. 31, 2018	$ 0	(9,280)	$ (9,280)
Balance (in shares) at Dec. 31, 2018	100		100
Balance at Dec. 31, 2018	$ 0	(9,280)	$ (9,280)
Balance (in shares) at Dec. 31, 2018	100		100
Net income (loss)		8,477	$ 8,477
Dividend to Parent		(5,698)	(5,698)
Balance at Sep. 30, 2019		(6,501)	$ (6,501)
Balance (in shares) at Sep. 30, 2019			100
Balance at Dec. 31, 2018	$ 0	(9,280)	$ (9,280)
Balance (in shares) at Dec. 31, 2018	100		100
Net income (loss)	$ 0	11,671	$ 11,671
Dividend to Parent	0	(10,776)	(10,800)
Balance at Dec. 31, 2019	$ 0	(8,385)	$ (8,385)
Balance (in shares) at Dec. 31, 2019	100		100
Net income (loss)			$ 2,902
Balance at Sep. 30, 2019		(6,501)	$ (6,501)
Balance (in shares) at Sep. 30, 2019			100
Balance at Dec. 31, 2019	$ 0	(8,385)	$ (8,385)
Balance (in shares) at Dec. 31, 2019	100		100
Balance at Dec. 31, 2019	$ 0	(8,385)	$ (8,385)
Balance (in shares) at Dec. 31, 2019	100		100
Net income (loss)		2,514	$ 2,514
Dividend to Parent		(30,823)	(30,823)
Balance at Sep. 30, 2020		(18,609)	$ (307,794)
Balance (in shares) at Sep. 30, 2020	100		100
Net income (loss)			$ (1,774)
Balance at Sep. 30, 2020		$ (18,609)	$ (307,794)
Balance (in shares) at Sep. 30, 2020	100		100